Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues:
Rental revenues	$ 409,263	$ 351,879	$ 309,046
Other property revenues	36,387	32,724	27,192
Total property revenues	445,650	384,603	336,238
Management fee income	899	1,017	680	[1]
Total operating revenues	446,549	385,620	336,918
Property operating expenses:
Personnel	50,999	46,164	42,389
Building repairs and maintenance	14,242	13,138	12,084
Real estate taxes and insurance	52,075	44,442	39,129
Utilities	24,407	22,604	20,046
Landscaping	9,941	9,201	8,462
Other operating	31,394	28,805	23,899
Depreciation and amortization	114,139	100,648	88,651	[1]
Total property operating expenses	297,197	265,002	234,660
Acquisition expenses	2,236	3,319	2,035	[1]
Property management expenses	19,761	18,436	15,968	[1]
General and administrative expenses	11,479	14,488	11,189	[1]
Income from continuing operations before non-operating items	115,876	84,375	73,066
Interest and other non-property income	318	689	789	[1]
Interest expense	(52,249)	(51,202)	(53,803)	[1]
Loss on debt extinguishment/modification	(654)	(754)	0	[1]
Amortization of deferred financing costs	(3,097)	(2,598)	(2,300)	[1]
Net casualty (loss) gain after insurance and other settlement proceeds	(13)	(475)	48	[1]
Gain on sale of non-depreciable assets	45	1,084	0	[1]
Gain on properties acquired from joint ventures	0	0	752	[1]
Income from continuing operations before loss from real estate joint ventures	60,226	31,119	18,552
Loss from real estate joint ventures	(223)	(593)	(1,149)	[1]
Income from continuing operations	60,003	30,526	17,403
Discontinued operations:
Income from discontinued operations before gain (loss) on sale	577	3,625	2,051
Net casualty loss on insurance and other settlement proceeds on discontinued operations	48	(12)	0
Gain (loss) on sale of discontinued operations	41,635	12,799	(2)
Consolidated net income	102,263	46,938	19,452
Net Income (Loss) Attributable to Noncontrolling Interest	3,525	421	473	[1]
Net income attributable to MAA	98,738	46,517	18,979	[1]
Dividends, Preferred Units	0	0	6,549
Preferred Units Redemption Premium	0	0	5,149
Net Income (Loss) Available to Common Unitholders	$ 98,738	$ 46,517	$ 7,281
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 1.43	$ 0.81	$ 0.16
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 1.01	$ 0.44	$ 0.06
Earnings Per Share, Basic and Diluted	$ 2.44	$ 1.25	$ 0.22
Distribution Made to Member or Limited Partner, Distributions Declared, Per Unit	$ 2.6750	$ 2.5425	$ 2.4725

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